Logan Capital Large Cap Growth Fund
Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.63%
Capital Goods - 4.50%
Fastenal Co.	20,623	$940,203
Nordson Corp.	3,151	563,997
United Rentals, Inc. (a)	3,163	768,641
		2,272,841
Commercial & Professional Services - 5.56%
Cintas Corp.	2,907	924,775
Copart, Inc. (a)	5,971	655,317
Insperity, Inc.	4,703	369,138
Verisk Analytics, Inc.	4,665	856,028
		2,805,258
Consumer Durables & Apparel - 3.64%
Lululemon Athletica, Inc. (a)	1,783	586,037
Nike, Inc.	6,038	806,616
YETI Holdings, Inc. (a)	6,712	441,784
		1,834,437
Consumer Services - 2.08%
Starbucks Corp.	10,856	1,050,969
Diversified Financials - 0.48%
S&P Global, Inc.	767	243,139
Food, Beverage & Tobacco - 3.97%
Constellation Brands, Inc.	3,436	724,755
Monster Beverage Corp. (a)	14,748	1,280,569
		2,005,324
Household & Personal Products - 2.84%
Estee Lauder Cos., Inc.	6,049	1,431,496
Materials - 1.65%
Sherwin-Williams Co.	1,206	834,311
Media & Entertainment - 13.34%
Alphabet, Inc. - Class A (a)	598	1,092,761
Alphabet, Inc. - Class C (a)(b)	408	748,982
Electronic Arts, Inc.	6,709	960,729
Facebook, Inc. (a)	5,742	1,483,331
Netflix, Inc. (a)	4,589	2,443,137
		6,728,940
Pharmaceuticals, Biotechnology & Life Sciences - 9.34%
Agilent Technologies, Inc.	5,301	637,021
Charles River Laboratories International, Inc. (a)	1,773	459,296
IQVIA Holdings, Inc. (a)	3,556	632,257
Mettler-Toledo International, Inc. (a)	1,122	1,310,608
Waters Corp. (a)	3,000	794,010
Zoetis, Inc.	5,704	879,842
		4,713,034

Retailing - 13.48%
Amazon.com, Inc. (a)	638	2,045,556
Dick's Sporting Goods, Inc.	17,447	1,169,123
Home Depot, Inc.	4,195	1,136,090
Lithia Motors, Inc.	1,073	341,944
Pool Corp.	950	336,471
RH (a)	822	390,746
Williams-Sonoma, Inc.	10,708	1,380,475
		6,800,405
Semiconductors & Semiconductor Equipment - 7.49%
Broadcom, Inc.	4,728	2,129,964
KLA Corp.	5,894	1,650,733
		3,780,697
Software & Services - 19.15%
Adobe Systems, Inc. (a)	1,904	873,498
Cognizant Technology Solutions Corp. - Class A	7,800	608,010
EPAM Systems, Inc. (a)	2,453	844,887
Fiserv, Inc. (a)	8,074	829,119
Global Payments, Inc.	10,981	1,938,366
MasterCard, Inc.	6,676	2,111,552
Paycom Software, Inc. (a)	3,516	1,335,166
Trade Desk, Inc. (a)	1,469	1,125,239
		9,665,837
Technology Hardware & Equipment - 12.11%
Amphenol Corp.	12,968	1,619,444
Apple, Inc.	22,198	2,929,248
CDW Corp. of Delaware	4,052	533,486
IPG Photonics Corp. (a)	2,634	588,515
Trimble, Inc. (a)	6,653	438,499
		6,109,192
TOTAL COMMON STOCKS (Cost $18,446,562)		50,275,880

MONEY MARKET FUND - 0.59%
Fidelity Government Portfolio, Class I, 0.01% (c)	299,884	299,884
TOTAL MONEY MARKET FUND (Cost $299,884)		299,884

Total Investments (Cost $18,746,446) - 100.22%		50,575,764
Liabilities in Excess of Other Assets - (0.22)%		(111,226)
TOTAL NET ASSETS - 100.00%		$50,464,538

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2021.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Large Cap Growth Fund
Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Logan Capital Large Cap Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$6,728,941	$-	$-	$6,728,941
Consumer Discretionary	9,685,810	-	-	9,685,810
Consumer Staples	3,436,820	-	-	3,436,820
Financials	243,139	-	-	243,139
Health Care	4,713,034	-	-	4,713,034
Industrials	5,078,099	-	-	5,078,099
Information Technology	19,555,726	-	-	19,555,726
Materials	834,311	-	-	834,311
Total Common Stocks	50,275,880	-	-	50,275,880
Money Market Fund	299,884	-	-	299,884
Total Investments	$50,575,764	$-	$-	$50,575,764

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.